Schedule of Oil and Gas Properties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Cost, Beginning Balance	$ 73,070,622	$ 61,757,381
Additions	721,672	2,127,764
Sale of O&G assets	(38,273)	(1,087,146)
JV Contribution	(379,450)	(1,348,810)
Change in ARO estimate and additions	240,789	(611,700)
Currency translation adjustment	(12,928,990)	(11,106,604)
Impact of hyperinflation	18,660,808	23,167,625
Reclassified as assets held for sale (Note 5)		172,112
Cost, Ending Balance	79,347,178	73,070,622
Accumulated depletion, Beginning Balance	22,247,438	9,103,281
Depletion	139,550	1,300,417
Impairment	54,498,394	9,892,000
Currency translation adjustment	(3,921,062)	(1,446,324)
Impact of hyperinflation	5,661,455	3,398,064
Accumulated depletion, Ending Balance	78,625,775	22,247,438
Net book value, Ending Balance	721,403	50,823,184
South akcakoca sub-basin [member]
IfrsStatementLineItems [Line Items]
Cost, Beginning Balance	69,851,749	59,105,389
Additions	721,672	2,127,764
Sale of O&G assets	(38,273)	(1,087,146)
JV Contribution	(379,450)	(1,348,810)
Change in ARO estimate and additions	239,061	(610,113)
Currency translation adjustment	(12,361,503)	(10,685,298)
Impact of hyperinflation	17,841,448	22,177,851
Reclassified as assets held for sale (Note 5)		172,112
Cost, Ending Balance	75,874,704	69,851,749
Accumulated depletion, Beginning Balance	19,727,803	7,083,686
Depletion	105,227	1,233,377
Impairment	54,498,394	9,892,000
Currency translation adjustment	(3,476,986)	(1,125,451)
Impact of hyperinflation	5,020,266	2,644,191
Accumulated depletion, Ending Balance	75,874,704	19,727,803
Net book value, Ending Balance		50,123,946
Cendere [Member]
IfrsStatementLineItems [Line Items]
Cost, Beginning Balance	3,218,873	2,651,992
Additions
Sale of O&G assets
JV Contribution
Change in ARO estimate and additions	1,728	(1,587)
Currency translation adjustment	(567,487)	(421,305)
Impact of hyperinflation	819,360	989,773
Reclassified as assets held for sale (Note 5)
Cost, Ending Balance	3,472,474	3,218,873
Accumulated depletion, Beginning Balance	2,519,635	2,019,595
Depletion	34,323	67,040
Impairment
Currency translation adjustment	(444,076)	(320,873)
Impact of hyperinflation	641,189	753,873
Accumulated depletion, Ending Balance	2,751,071	2,519,635
Net book value, Ending Balance	$ 721,403	$ 699,238